Note 6 - Risk Management - Past due but not impaired and impaired secured loans risks (II) (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 19,702	€ 20,590	€ 23,877
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		77
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		397
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		115
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		138
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2,705
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,345
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		592
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,260
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,034
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		13
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		12
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		66
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		8
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		66
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		606
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		360
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		137
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		248
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		307
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		11
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		118
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		9
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		47
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		317
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		164
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		43
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		207
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		107
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		25
Gross Value Financial Assets Impaired [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		389
Gross Value Financial Assets Impaired [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		629
Gross Value Financial Assets Impaired [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		515
Gross Value Financial Assets Impaired [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		431
Gross Value Financial Assets Impaired [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Gross Value Financial Assets Impaired [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		17,417
Gross Value Financial Assets Impaired [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		20
Gross Value Financial Assets Impaired [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		11,388
Gross Value Financial Assets Impaired [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		803
Gross Value Financial Assets Impaired [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,551
Gross Value Financial Assets Impaired [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5,730
Gross Value Financial Assets Impaired [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,165
Carrying Value Financial Assets Impaired [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		151
Carrying Value Financial Assets Impaired [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		190
Carrying Value Financial Assets Impaired [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		179
Carrying Value Financial Assets Impaired [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		155
Carrying Value Financial Assets Impaired [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Carrying Value Financial Assets Impaired [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		10,047
Carrying Value Financial Assets Impaired [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		3
Carrying Value Financial Assets Impaired [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		7,630
Carrying Value Financial Assets Impaired [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		493
Carrying Value Financial Assets Impaired [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		457
Carrying Value Financial Assets Impaired [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		4,444
Carrying Value Financial Assets Impaired [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		895
Specific Allowances Individually and collectively Estimated [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(238)
Specific Allowances Individually and collectively Estimated [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(439)
Specific Allowances Individually and collectively Estimated [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(336)
Specific Allowances Individually and collectively Estimated [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(276)
Specific Allowances Individually and collectively Estimated [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Specific Allowances Individually and collectively Estimated [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(7,370)
Specific Allowances Individually and collectively Estimated [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(16)
Specific Allowances Individually and collectively Estimated [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(3,757)
Specific Allowances Individually and collectively Estimated [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(310)
Specific Allowances Individually and collectively Estimated [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(1,093)
Specific Allowances Individually and collectively Estimated [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(1,286)
Specific Allowances Individually and collectively Estimated [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		€ (271)
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	227
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	344
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	25
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	677
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	11,752
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	322
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5,332
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	519
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,321
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,875
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	15
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	48
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	20
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	58
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	33
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,462
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	67
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	387
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	71
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	487
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	338
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	46
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	756
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	12
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	104
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,965
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,751
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	723
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,549
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,118
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	26
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	104
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	78
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	114
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,231
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	6
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,251
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	111
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	406
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	976
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	182
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2
Impaired Assets [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4
Impaired Assets [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1
Impaired Assets [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	19
Impaired Assets [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	964
Impaired Assets [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	866
Impaired Assets [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	14
Impaired Assets [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	32
Impaired Assets [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	416
Impaired Assets [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	15
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	25
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	616
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	526
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	21
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	75
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	353
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	51
Impaired Assets [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	108
Impaired Assets [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	36
Impaired Assets [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	113
Impaired Assets [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,574
Impaired Assets [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,902
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	108
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	282
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,006
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 670